SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for obsolete stocks	$ 164,589	$ 162,108
Allowance for expected credit losses		2,363
Provision for warranty liabilities	366,562	356,140
Depreciation	3,409
Provision for employee related obligations	158,573	112,406
Other items	10,678	19,042
Total deferred tax assets	703,811	652,059
Property, plant and equipment	(19,683)	(15,478)
Other items	(10,712)
Total deferred tax liabilities	(30,395)	(15,478)
Non-current deferred tax assets, net	$ 673,416	$ 636,581